BetaBuilders Japan ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	91 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MORNINGSTAR® JAPAN TARGET MARKET EXPOSURE INDEX(Net Total Return)(Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		24.91%	6.61%	6.49%
ETF
Prospectus [Line Items]
Average Annual Return, Percent		26.56%	6.56%	6.53%
Performance Inception Date	Jun. 15, 2018
ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		24.50%	5.71%	5.86%
ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		16.29%	4.95%	5.06%